Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 199	SFr 0
Restructuring expenses	540	355
Utilization	243	38
Restructuring Reserve, Ending Balance	311	199
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	12	0
Restructuring expenses	155	46
Utilization	55	34
Restructuring Reserve, Ending Balance	94	12
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	187	0
Restructuring expenses	218	191
Utilization	188	4
Restructuring Reserve, Ending Balance	217	187
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	34	23
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	106	64
Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	27	31
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	18	0
General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	137	46
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	355	237
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	199	0
Restructuring expenses	510	325
Utilization	241	38
Restructuring Reserve, Ending Balance	310	199
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	12	0
Restructuring expenses	155	46
Utilization	55	34
Restructuring Reserve, Ending Balance	94	12
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	187	0
Restructuring expenses	215	191
Utilization	186	4
Restructuring Reserve, Ending Balance	216	187
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	34	23
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	106	64
Bank | Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	0	1
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	18	0
Bank | General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	137	46
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 352	SFr 237